Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1.0	$ 1.2